Deferred Tax Assets And Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Summary of Deferred Income Assets and Liabilities Net
Deferred income assets and liabilities of the Group are set out as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Deferred tax assets	5,000,309	5,731,640	6,773,586
Deferred tax liabilities	(539,651)	(492,125)	(333,560)

Net amount	4,460,658	5,239,515	6,440,026

Deferred assets and liabilities not taking into consideration the offsetting of balances
are set out as follows:

Summary of Deferred Tax Assets
(a)	The following table sets forth the details of deferred tax assets:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Provision for asset impairments	2,322,459	2,218,179	2,435,906
Deductible tax losses	217,500	1,876,670	2,455,815
Guarantee liabilities	1,440,842	1,046,383	1,054,495
Revenue recognition - differences between accounting and tax book	1,097,274	1,023,477	880,682
Employee benefit payables	486,985	572,193	749,455
Accrued expenses	348,037	279,503	231,128
Changes in fair value	181,554	355,078	449,925
Lease liabilities	190,157	101,130	75,717
Others	25,360	8,734	5,819

	6,310,168	7,481,347	8,338,942

Summary of Deductible Temporary Differences and Deductible Losses that are not Recognized as Deferred Tax Assets
(e)	Deductible temporary differences and deductible losses that are not recognized as deferred tax assets are analyzed as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Deductible temporary differences	3,633,422	4,317,460	5,806,517
Deductible losses	2,088,415	2,678,583	4,110,264

	5,721,837	6,996,043	9,916,781

Summary of Deductible Losses that are not Recognized as Deferred Tax Assets Expiration
(f)	Deductible losses that are not recognized as deferred tax assets will expire as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Within one year	120,824	292,860	140,510
In the second year	311,547	158,709	30,725
In the third year	165,722	31,349	263,706
In the fourth year	33,378	262,656	463,798
Beyond five years	263,003	688,625	779,670
No due date	1,193,941	1,244,384	2,431,855

	2,088,415	2,678,583	4,110,264

Summary of Movements in Deferred Tax Asset
(b)	The following table sets forth the movements of the deferred tax asset:

Movements	Deductible tax losses	Provision for asset impairments	Employee benefit payables	Accrued expenses	Guarantee liabilities	Revenue recognition - differences between accounting and tax book	Others (Including changes in fair value)	Lease liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022 (Restated)	194,627	988,778	760,611	494,000	674,277	1,635,551	203,718	202,812	5,154,374
Credited/(charged) - to profit or loss	22,873	1,333,681	(273,626)	(145,963)	766,565	(538,277)	3,196	(12,655)	1,155,794

As of December 31, 2022 (Restated)	217,500	2,322,459	486,985	348,037	1,440,842	1,097,274	206,914	190,157	6,310,168

Credited/(charged) - to profit or loss	1,659,170	(104,280)	85,208	(68,534)	(394,459)	(73,797)	156,898	(89,027)	1,171,179

As of December 31, 2023 (Restated)	1,876,670	2,218,179	572,193	279,503	1,046,383	1,023,477	363,812	101,130	7,481,347

Credited/(charged) - to profit or loss	579,145	217,727	177,262	(48,375)	8,112	(142,795)	91,932	(25,413)	857,595

As of December 31, 2024	2,455,815	2,435,906	749,455	231,128	1,054,495	880,682	455,744	75,717	8,338,942

Summary of Deferred Tax Liabilities
(c)	The following table sets forth for the details of deferred tax liabilities:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Unrealized consolidated earnings	1,376,336	1,799,823	1,483,995
Intangible assets arisen from business combination	211,565	211,565	226,759
Changes in fair value	61,546	114,056	93,281
Right-of-use assets	188,502	100,225	73,983
Others	11,561	16,163	20,898

	1,849,510	2,241,832	1,898,916

Summary of Movements in Deferred Tax Liabilities
(d)	The following table sets forth the movements of the deferred tax liabilities:

Movements	Intangible assets arisen from business combination	Unrealized consolidated earnings	Effective interest adjustment	Changes in fair value	Others	Lease assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022 (Restated)	211,565	495,016	18,045	83,146	13,557	201,248	1,022,577
Charged/(credited) - to profit or loss	—	881,320	(18,045)	(21,600)	(1,996)	(12,746)	826,933

As of December 31, 2022 (Restated)	211,565	1,376,336	—	61,546	11,561	188,502	1,849,510

Charged/(credited) - to profit or loss	—	423,487	—	52,510	4,602	(88,277)	392,322

As of December 31, 2023 (Restated)	211,565	1,799,823	—	114,056	16,163	100,225	2,241,832

Charged/(credited) - to profit or loss	15,194	(315,828)	—	(20,775)	4,735	(26,242)	(342,916)

As of December 31, 2024	226,759	1,483,995	—	93,281	20,898	73,983	1,898,916

Summary of Net Balances of Deferred Tax Assets and Liabilities
(g)	The following table sets forth the net balances of deferred tax assets and liabilities after offsetting:

	December 31, 2022		December 31, 2023		December 31, 2024
	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)	(Restated)	(Restated)
Deferred tax assets	(1,309,859)	5,000,309	(1,749,707)	5,731,640	(1,565,356)	6,773,586

Deferred tax liabilities	1,309,859	(539,651)	1,749,707	(492,125)	1,565,356	(333,560)